Investment in Affiliates	12 Months Ended
Dec. 31, 2021
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Investment in Affiliates

6. Investment in affiliates

The following table summarizes the Group’s investment in affiliates by RMB and ownership percentage:

	As of December 31
	2020		2021		2021
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager (1)	75,128,668	—	70,477,177	—	11,059,407	—
Shanghai Jiakun Real Estate Development Co., Ltd ("Jiakun") (2)	—	—	29,983,575	44.4%	4,705,077	44.4%
Changjiang Jupai (Shanghai) Finance Consulting Co., Ltd. (“Changjiang Jupai”)	11,625,259	25.0%	12,155,030	25.0%	1,907,389	25.0%
Shanghai Wuling Investment Center (“Wuling Center”)	7,150,520	1.2%	3,967,860	1.2%	622,644	1.2%
Shanghai Guochen Equity Management Co., Ltd. (“Guochen”)	3,228,549	8.3%	3,077,549	8.3%	482,935	8.3%
Shanghai Juzhi Investment Management Co., Ltd. (“Juzhi”)	1,630,592	50.0%	1,265,531	50.0%	198,589	50.0%
Others (3)	1,578,321	—	1,260,629	—	197,821	—
Total investments	100,341,909		122,187,351		19,173,862

The investments above are accounted for using equity method of accounting.

(1)

Shanghai Juxiang and Scepter invested in private equity funds of funds that the Group serves as general partner or fund manager. Shanghai Juxiang and Scepter held no more than 4% equity interest in these private equity funds of funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

(2)

The Group invested RMB30,000,000 for 44% equity interest in Shanghai Jiakun Real Estate Development Co., Ltd in January and accounted for the investment with equity method accounting. The main operating business is real estate development and management.

(3)	In addition to the above, the Group also held investments in several fund management companies, none of which is individually material.